SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical)	Mar. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Jul. 28, 2021 USD ($)	Jul. 28, 2021 CNY (¥)	Jul. 23, 2021 USD ($) ft²	Jul. 23, 2021 CNY (¥) ft²
Prepayment for land use right | $	$ 571,558	[1]	$ 569,105	[1],[2],[3]	$ 615,955	[2],[3]
Security deposit | $	$ 57,225	[4]	$ 56,979	[4],[5]	$ 61,670	[5]
Sichuan Vtouch [Member]
Area of land | ft²									131,010	131,010
Prepayment for land use right									$ 569,105	¥ 3,925,233
Security deposit							$ 56,979	¥ 393,000
Sichuan Vtouch Technology Co Ltd [Member]
Area of land | ft²									131,010	131,010
Prepayment for land use right									$ 571,558	¥ 3,925,233
Security deposit							$ 57,225	¥ 393,000

[1]	On July 23, 2021, Sichuan Vtouch entered into a contract with Chengdu Wenjiang District Planning and Natural Resources Bureau for purchasing a land use right of 131,010 square feet with a consideration of RMB3,925,233 (equivalent to $571,558) for the new facility. The Company made a full prepayment by November 18, 2021. Upon a certificate of land use right issued by the local government, which is estimated to be obtained by the fourth quarter of 2023, the Company will reclassify this prepayment to intangible assets accordingly.
[2]	On July 23, 2021, Sichuan Vtouch entered into a contract with Chengdu Wenjiang District Planning and Natural Resources Bureau for purchasing a land use right of 131,010 square feet with a consideration of RMB3,925,233 (equivalent to $569,105) for the new facility. The Company made a full prepayment by November 18, 2021. Upon a certificate of land use right issued by the local government, which is estimated to be obtained by the fourth quarter of 2023, the Company will reclassify this prepayment to intangible assets accordingly.
[3]	Other receivables are mainly employee advances, and prepaid expenses.
[4]	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $57,225) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by the end of 2023.
[5]	On July 28, 2021, Sichuan Vtouch made a security deposit of RMB393,000 (equivalent to $56,979) to Chengdu Cross-Strait Science and Technology Industry Development Park Management Committee to obtain a construction license for new facility. This deposit will be refunded upon the issuance of the construction license by end of 2023.